Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 954	$ 404	$ 900
Other comprehensive income (loss):
Unrealized gains (losses) on available for sale securities	(3,662)	2,356	3,759
Related tax effect	1,292	(859)	(1,327)
Reclassification of losses (gains) recognized in net income	523	(1,286)	(933)
Related tax effect	202	496	360
Total other comprehensive income (loss)	(2,049)	707	1,859
Comprehensive income (loss)	(1,095)	1,111	2,759
Less: Comprehensive income attributable to noncontrolling interest	(478)
Comprehensive income (loss) attributable to Uwharrie Capital	$ (1,573)	$ 1,111	$ 2,759